Treasury Stock (Details) (USD $)	1 Months Ended	12 Months Ended			36 Months Ended		1 Months Ended	12 Months Ended			36 Months Ended	12 Months Ended			36 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Nov. 30, 2011	Nov. 30, 2011 American Depository Shares (ADS)	Dec. 31, 2013 American Depository Shares (ADS)	Dec. 31, 2012 American Depository Shares (ADS)	Dec. 31, 2011 American Depository Shares (ADS)	Dec. 31, 2013 American Depository Shares (ADS)	Dec. 31, 2013 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2013 Ordinary shares
Share repurchase program
Maximum amount of ADSs that can be repurchased under share repurchase program							$ 10,000,000
Number of ordinary shares represented by each ADS						20
Number of months share repurchase plan extended	12 months
Shares acquired								478,625	461,894	123,658	1,064,177	9,572,500	9,237,880	2,473,160	21,283,540
Cash consideration for ordinary shares repurchased		$ 2,056,771	$ 1,754,792	$ 562,502	$ 4,374,065